Financial Liabilities Designated at Fair Value - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial liabilities designated at fair value [line items]
Net gain (loss) on financial liabilities designated at fair value, attributable to changes in credit risk	£ (29)	£ (6)	£ 23
Accumulated gain (loss) on financial liabilities designated at fair value, attributable to changes in credit risk	(7)	22
Difference between carrying amount of financial liability and amount contractually required to pay at maturity to holder of obligation	4	£ 35
Financial Liabilities at Fair Value, Class [member]
Disclosure of financial liabilities designated at fair value [line items]
Net gain (loss) on financial liabilities designated at fair value, attributable to changes in credit risk	37
Cash changes	(263)
Non-cash changes	138
Unrealised foreign exchange differences	(46)
Other changes	£ 147